OTHER COMPREHENSIVE INCOME (Schedule Of Comprehensive Income/Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign currency translation adjustments, Beginning Balance	$ (9,504)	$ 1,490	$ 9,267
Foreign currency translation adjustments, Exchange difference	9,585	(10,994)	(7,777)
Foreign currency translation adjustments, Ending Balance	81	(9,504)	1,490
Unrealized gain (loss) on available-for-sale investments, Beginning Balance	16,387	35,634	(1,493)
Unrealized gain (loss) on available-for-sale investments, Exchange difference	648	(19,247)	37,127
Unrealized gain (loss) on available-for-sale investments, Ending Balance	17,035	16,387	35,634
Total, Beginning Balance	6,883	37,124	7,774
Exchange difference	10,233	(30,241)	29,350
Total, Ending Balance	$ 17,116	$ 6,883	$ 37,124